UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                 FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2010
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Trian Partners General Partner, LLC
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Address:   280 Park Avenue, 41st Floor
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           New York, New York 10017
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           --------------------------------------------------

Form 13F File Number:  28-11992
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The  institutional  investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Peter W. May
           --------------------------------------------------
Title:     Member
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Phone:     212-451-3000
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Signature, Place, and Date of Signing:




        /s/PETER W. MAY             New York, New York            8/13/10
       ------------------------   ------------------------------  --------
          [Signature]               [City, State]                 [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all  holdings  are  reported  by  other  reporting  manager(s).)

[   ]   13F  COMBINATION  REPORT.  (Check  here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE

Report Summary:

Confidential information has been omitted from this Form 13F report and filed separately with the Commission.

Number of Other Included Managers:                    4
                                               -------------

Form 13F Information Table Entry Total:              14
                                               -------------

Form 13F Information Table Value Total:          $2,523,153
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                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.    Form 13F File Number          Name
    ---     --------------------          ------


     01     28-11639                      Nelson Peltz

     02     28-11640                      Peter W. May

     03     28-11641                      Edward P. Garden

     04     28-11993                      Trian Partners GP, L.P.

                                               FORM 13F INFORMATION TABLE



COLUMN 1                 COLUMN 2      COLUMN 3   COLUMN 4            COLUMN 5          COLUMN 6      COLUMN 7        COLUMN 8
--------                 --------      --------   --------            --------          --------      --------        --------
                                                   VALUE       SHARES/OR  SH/  PUT/    INVESTMENT      OTHER       VOTING AUTHORITY
                                                                                                                   ----------------
NAME OF ISSUER         TITLE OF CLASS   CUSIP     (x$1000)     PRN AMT    PRN  CALL    DISCRETION     MANAGERS   SOLE  SHARED   NONE
--------------         --------------   -----     --------     -------    ---  ----    ----------     --------   ----  ------   ----

Wendys Arbys Group Inc.     COM        950587105   298,815   74,703,830     SH           Defined       1,2,3,4       74,703,830

Heinz HJ Co.                COM        423074103   204,107    4,722,523     SH           Defined       1,2,3,4        4,722,523

Tiffany & Co. NEW           COM        886547108   289,040    7,624,381     SH           Defined       1,2,3,4        7,624,381

Dr Pepper Snapple
   Group Inc.               COM        26138E109    48,144    1,287,630     SH           Defined       1,2,3,4        1,287,630

Family Dlr Stores Inc       COM        307000109   118,849    3,153,317     SH           Defined       1,2,3,4        3,153,317

Kar Auction Svcs Inc        COM        48238T109    19,595    1,584,053     SH           Defined       1,2,3,4        1,584,053

Legg Mason Inc.             COM        524901105   303,251   10,818,802     SH           Defined       1,2,3,4       10,818,802

SPDR TR                 UNIT SER 1     78462F103 1,034,461   10,021,900     SH    Put    Defined       1,2,3,4       10,021,900

Bank of America
     Corporation            COM        060505419    41,241    2,869,915     SH           Defined       1,2,3,4        2,869,915

Aeropostale                 COM        007865108    44,929    1,568,753     SH           Defined       1,2,3,4        1,568,753

JPMorgan Chase & Co.        COM        46625H100    19,427      530,655     SH           Defined       1,2,3,4          530,655

Schweitzer-Mauduit
   Intl Inc                 COM        808541106    24,857      492,712     SH           Defined       1,2,3,4          492,712

State Str Corp              COM        857477103    54,873    1,622,492     SH           Defined       1,2,3,4        1,622,492

US Bancorp Del              COM NEW    902973304    21,564      964,826     SH           Defined       1,2,3,4          964,826

